Note 7 - Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivable (Note 11)	$ 1,482	$ 77
Prepaid expenses	724	767
Payment in advance	216	264
Interest receivable	101	131
VAT refunds receivable	1	10
Other	24	46
Total	$ 2,548	$ 1,295